SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
SEGMENT INFORMATION
Summary of each segment's operating results

	For the Year Ended December 31, 2022
			Consumption &
			lifestyle
	Financial services	Insurance	business and
	business	brokerage business	others	Total
	RMB	RMB	RMB	RMB
Net Revenue	1,959,732	731,797	743,091	3,434,620

Operating costs and expenses :
Sales and marketing	(383,950)	(17,417)	(172,607)	(573,974)
Origination and servicing	(151,539)	(524,767)	(100,535)	(776,841)
Research and development	(80,866)	(2,920)	(2,806)	(86,592)
General and administrative	(81,651)	(21,003)	(92,673)	(195,327)
Allowance for contract assets, receivables and others	(158,868)	(431)	(1,647)	(160,946)
Provision for contingent liabilities	(21,501)	—	—	(21,501)
Total segment income from operations	1,081,357	165,259	372,823	1,619,439
Unallocated expense	—	—	—	(147,575)
Other income	—	—	—	23,519
Income before provision for income taxes	1,081,357	165,259	372,823	1,495,383

	For the Year Ended December 31, 2023
			Consumption &
			lifestyle
	Financial services	Insurance	business and
	business	brokerage business	others	Total
	RMB	RMB	RMB	RMB
Net Revenue	2,515,119	963,822	1,416,692	4,895,633

Operating costs and expenses :
Sales and marketing	(498,055)	(12,887)	(145,661)	(656,603)
Origination and servicing	(223,468)	(697,669)	(55,035)	(976,172)
Research and development	(44,467)	(651)	(6,566)	(51,684)
General and administrative	(53,031)	(13,835)	(77,457)	(144,323)
Allowance for contract assets, receivables and others	(262,607)	390	771	(261,446)
Provision for contingent liabilities	(27,035)	—	—	(27,035)
Total segment income from operations	1,406,456	239,170	1,132,744	2,778,370
Unallocated expense	—	—	—	(183,588)
Other income	—	—	—	50,578
Income before provision for income taxes	1,406,456	239,170	1,132,744	2,645,360

	For the Year Ended December 31, 2024
			Consumption &
			lifestyle
	Financial services	Insurance	business and
	business	brokerage business	others	Total
	RMB	RMB	RMB	RMB
Net Revenue	3,473,109	408,369	1,924,423	5,805,901

Operating costs and expenses ：
Sales and marketing	(1,102,737)	(13,706)	(79,986)	(1,196,429)
Origination and servicing	(442,312)	(407,225)	(33,420)	(882,957)
Research and development	(342,495)	(979)	(8,672)	(352,146)
General and administrative	(107,648)	(15,389)	(31,503)	(154,540)
Allowance for contract assets, receivables and others	(519,895)	663	(908)	(520,140)
Provision for contingent liabilities	(869,280)	—	—	(869,280)
Total segment income from operations	88,742	(28,267)	1,769,934	1,830,409
Unallocated expense	—	—	—	(183,345)
Other income	—	—	—	214,857
Income before provision for income taxes	88,742	(28,267)	1,769,934	1,861,921